Segments (Details 1)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 38,069,970	¥ 263,642,156	¥ 345,774,201
Mainland PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	36,635,280	253,706,643	262,080,149
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 1,434,690	¥ 9,935,513	¥ 83,694,052